Accounts receivable	12 Months Ended
Dec. 31, 2017
Accounts receivable [abstract]
Accounts receivable
19	Accounts receivable

Accounts receivable comprised the following:

	As at 31 December
	2017	2016
Accounts receivable	21,948,753	14,050,096
Notes receivable	3,610,928	2,432,264
	25,559,681	16,482,360
Less: provision for doubtful accounts	112,086	88,889

Total	25,447,595	16,393,471

The gross amounts of account receivables are denominated in the following currencies:

	As at 31 December
	2017	2016
RMB	24,633,465	15,586,989
S$ (RMB equivalent)	922,993	876,956
US$ (RMB equivalent)	3,223	18,415

Total	25,559,681	16,482,360

The Company and its subsidiaries usually grant about one month's credit period to local power grid customers from the end of the month in which the sales are made, except for SinoSing Power which provides credit period that ranges from 5 to 60 days from the dates of billings. Certain accounts receivables of Singapore subsidiaries are backed by bankers' guarantees and/or deposits from customers. It is not practicable to determine the fair value of the collaterals that correspond to these accounts receivable.

As at 31 December 2017, no accounts receivable was secured to banks as collateral against loans (2016: nil).

For the collateral of notes receivable, please refer to Note 27 for details.

Movements of provision for doubtful accounts during the years are analyzed as follows:

	2017	2016	2015
Beginning of the year	(88,889)	(2,054)	(11,809)
Provision	(23,363)	(88,818)	(60)
Reversal	-	397	1,833
Write-off	167	1,682	-
Transfer from a subsidiary to a joint venture	-	-	8,126
Currency translation differences	(1)	(96)	(144)

End of the year	(112,086)	(88,889)	(2,054)

As at 31 December 2017, the Company and its subsidiaries recognised provisions for accounts receivable assessed on an individual basis, which mainly consists of receivables due from local customers for sales of electricity or heat. The provisions were provided based on operating results of the local customers and collectability of the receivables.

(a)	Ageing analysis of accounts receivable was as follows:

	As at 31 December
	2017	2016
Within 1 year	24,787,284	16,152,038
Between 1 to 2 years	576,564	279,694
Between 2 to 3 years	155,360	29,123
Over 3 years	40,473	21,505

Total	25,559,681	16,482,360

As at 31 December 2017, the maturity period of the notes receivable ranged from 1 to 12 months (2016: from 1 to 12 months).

(b)	Ageing analysis of accounts receivable and notes receivable that are neither individually nor collectively considered to be impaired are as follows:

	As at 31 December
	2017	2016
Neither past due nor impaired	24,936,171	16,063,215

Less than 1 year past due	267,845	248,597
Between 1 to 2 years past due	206,188	63,094
Between 2 to 3 years past due	27,130	17,944
Over 3 years past due	10,261	621

Total	25,447,595	16,393,471

Receivables that were past due but not impaired relate to a number of independent customers that have a good track record with the Company and its subsidiaries. Based on past experience, management believes that no impairment allowance is necessary in respect of these balances as there has not been a significant change in credit quality and the balances are still considered fully recoverable.